UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Market Vectors ETF Trust - Gold Miners ETF
Schedule of Portfolio Investments
September 30, 2006
Country	No. of Shares	Security	Value
Common Stocks:
Canada 53.5%
	306,536	Agnico-Eagle Mines Ltd.	$ 9,542,466
	370,357	Aurizon Mines Ltd. †	981,446
	1,298,862	Barrick Gold Corp.	39,901,041
	1,176,229	Bema Gold Corp. †	5,210,694
	705,282	Cambior, Inc. †	2,489,645
	578,265	Crystallex International Corp. †	1,648,055
	144,066	Cumberland Resources Ltd. †	762,109
	869,901	Eldorado Gold Corp. †	3,784,069
	202,465	Gammon Lake Resources,
		Inc. †	2,314,175
	629,157	Goldcorp, Inc.	14,848,105
	530,238	Golden Star Resources Ltd. †	1,447,550
	268,801	Great Basin Gold Ltd. †	373,633
	448,662	Iamgold Corp.	3,809,140
	886,742	Kinross Gold Corp. †	11,102,010
	257,302	Meridian Gold, Inc. †	6,396,528
	122,103	Minefinders Corp. †	1,114,800
	484,877	Miramar Mining Corp. †	1,987,996
	270,474	Nevsun Resources Ltd. †	743,804
	389,256	Northern Orion Resources,
		Inc. †	1,518,098
	550,243	Northgate Minerals Corp. †	1,760,778
	226,602	NovaGold Resources, Inc. †	3,555,385
	339,083	Orezone Resources, Inc. †	508,625
	193,955	PAN American Silver Corp. †	3,789,881
	410,402	RIO Narcea Gold Mines Ltd. †	923,405
	86,348	Seabridge Gold, Inc. †	1,081,940
	156,764	Silver Standard Resources,
		Inc. †	3,461,349
	219,974	Tanzanian Royalty
		Exploration Corp. †	1,165,862
	307,848	Taseko Mines Ltd. †	661,873
	70,092	Vista Gold Corp. †	709,331
	747,780	Yamana Gold, Inc.	6,916,965
			134,510,758

Peru 3.5%
	324,666	Cia de Minas
		Buenaventura S.A. (ADR)	8,765,982

South Africa 16.3%
	414,143	AngloGold Ashanti Ltd. (ADR)	15,629,757
	744,735	Gold Fields Ltd. (ADR)	13,286,072
	927,727	Harmony Gold Mining
		Co. Ltd. (ADR) †	11,995,510
			40,911,339

United Kingdom 1.4%
	174,175	Randgold Resources
		Ltd. (ADR) †	3,546,203

United States 25.3%
	149,052	Apex Silver Mines Ltd. †	2,483,206
	709,303	Coeur d’Alene Mines Corp. †	3,340,817
	281,691	Freeport-McMoRan
		Copper & Gold, Inc.	15,002,863
	289,146	Glamis Gold Ltd. †	11,401,027
	101,983	Gold Reserve, Inc. †	417,110
	304,883	Hecla Mining Co. †	1,750,028
	213,467	Metallica Resources, Inc. †	659,613
	633,497	Newmont Mining Corp.	27,081,999
	60,191	Royal Gold, Inc.	1,632,982
			63,769,645
Total Common Stocks: 100.0%
(Cost: $263,837,123)			251,503,927

Short-Term Obligations 0.0%
	17,009	Fidelity Institutional
		Money Market Fund - Treasury Portfolio
		Class III Shares
		(Cost: $17,009)	17,009

Total Investments 100.0%
(Cost: $263,854,132)			251,520,936
Other assets less liabilities 0.0%			49,821
Net Assets 100.0%			$251,570,757

† Non-income producing
All securities are denominated in U.S. dollars.

Summary of Investments by Industry	% of Net Assets

Gold	94.9%
Silver	4.2%
Copper	0.9%
Short-Term Obligations	0.0%
Other Assets Less Liabilities	0.0%
	100.0%

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the- counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Directors. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By /s/ Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2006